Repurchases of Common Stock (Summary of Stock Repurchases During the Year) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock Disclosures [Abstract]
Repurchase of common stock (in shares)	7,925,227	3,306,433	2,799,115
Repurchase of common stock	$ (545,140)	$ (195,004)	$ (139,724)